Goodwill and Intangible Assets, Net (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule Of Carrying Values Of Goodwill Assigned To Operating Segments

The carrying values of goodwill assigned to the Company’s reporting units are as follows:

	Cell Therapy	Degenerative Disease	Biobanking	Total
Balance at December 31, 2021	$112,347	$3,610	$7,347	$123,304
Impairment	—	(3,610)	—	(3,610)
Balance at December 31, 2022	$112,347	$—	$7,347	$119,694
Impairment	(112,347)	—	—	(112,347)
Balance at December 31, 2023	$—	$—	$7,347	$7,347

Schedule of Intangible Assets, Net

Intangible assets, net consisted of the following:

	September 30, 2024	December 31, 2023	Estimated Useful Lives
Amortizable intangible assets:
Developed technology	$16,810	$16,810	11 – 16 years
Customer relationships	2,413	2,413	10 years
Trade names & trademarks	570	570	10 – 13 years
Reacquired rights	4,200	4,200	6 years
	23,993	23,993
Less accumulated amortization:
Developed technology	(8,600)	(7,722)
Customer relationships	(1,898)	(1,700)
Trade names & trademarks	(371)	(330)
Reacquired rights	(4,200)	(3,940)
	(15,069)	(13,692)
Amortizable intangible assets, net	8,924	10,301

Non-amortized intangible assets
Acquired IPR&D product rights	700	700	indefinite
	$9,624	$11,001

Intangible assets, net consisted of the following:

	December 31, 2023	December 31, 2022	Estimated Useful Lives
Amortizable intangible assets:
Developed technology	$16,810	$16,810	11 – 16 years
Customer relationships	2,413	2,413	10 years
Trade names & trademarks	570	570	10 – 13 years
Reacquired rights	4,200	4,200	6 years
	23,993	23,993
Less: accumulated amortization
Developed technology	(7,722)	(6,549)
Customer relationships	(1,700)	(1,435)
Trade names & trademarks	(330)	(275)
Reacquired rights	(3,940)	(3,240)
	(13,692)	(11,499)
Amortizable intangible assets, net	10,301	12,494

Non-amortized intangible assets
Acquired IPR&D product rights	700	108,500	indefinite
	$11,001	$120,994

Schedule of Aggregate Amortization Expense Related to Intangible Assets

Aggregate amortization expense for each of the five succeeding years related to intangible assets held as of December 31, 2023 is estimated as follows:

2024	$1,753
2025	$1,493
2026	$1,356
2027	$1,258
2028	$1,208